Quarterly Holdings Report
for
VIP Stock Selector All Cap Portfolio
September 30, 2023
VSACI-NPRT3-1123
1.9904323.101
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	825,900	12,405,018
Liberty Global PLC Class C (a)	42,600	790,656
		13,195,674
Entertainment - 1.4%
Cinemark Holdings, Inc. (a)(b)	100,600	1,846,010
Electronic Arts, Inc.	34,500	4,153,800
Endeavor Group Holdings, Inc.	31,400	624,860
Lions Gate Entertainment Corp.:
Class A (a)	20,900	177,232
Class B (a)	111,500	877,505
Marcus Corp. (b)	78,400	1,215,200
Netflix, Inc. (a)	58,200	21,976,320
Sea Ltd. ADR (a)	129,700	5,700,315
Take-Two Interactive Software, Inc. (a)	33,700	4,731,143
The Walt Disney Co. (a)	115,200	9,336,960
TKO Group Holdings, Inc.	43,523	3,658,543
Warner Music Group Corp. Class A	43,300	1,359,620
		55,657,508
Interactive Media & Services - 5.7%
Alphabet, Inc. Class A (a)	1,123,700	147,047,382
Angi, Inc. (a)	612,400	1,212,552
IAC, Inc. (a)	3,400	171,326
Meta Platforms, Inc. Class A (a)	226,500	67,997,565
Pinterest, Inc. Class A (a)	144,200	3,897,726
Snap, Inc. Class A (a)	527,700	4,701,807
		225,028,358
Media - 0.6%
Altice U.S.A., Inc. Class A (a)	172,900	565,383
Comcast Corp. Class A	232,100	10,291,314
DISH Network Corp. Class A (a)	18,000	105,480
Liberty Broadband Corp.:
Class A (a)	69,100	6,281,881
Class C (a)	56,700	5,177,844
S4 Capital PLC (a)	176,500	145,575
TechTarget, Inc. (a)	6,000	182,160
		22,749,637
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	99,200	13,892,960
TOTAL COMMUNICATION SERVICES		330,524,137
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.1%
Adient PLC (a)	70,350	2,581,845
Aptiv PLC (a)	33,800	3,332,342
		5,914,187
Automobiles - 1.5%
Ferrari NV	10,300	3,044,062
Tesla, Inc. (a)	221,663	55,464,516
		58,508,578
Broadline Retail - 3.6%
Amazon.com, Inc. (a)	1,020,636	129,743,248
eBay, Inc.	191,739	8,453,773
Ollie's Bargain Outlet Holdings, Inc. (a)	58,900	4,545,902
		142,742,923
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	158,400	5,496,480
Booking Holdings, Inc. (a)	5,962	18,386,510
Caesars Entertainment, Inc. (a)	105,300	4,880,655
Churchill Downs, Inc.	70,830	8,219,113
Domino's Pizza, Inc.	20,754	7,861,408
Hilton Worldwide Holdings, Inc.	72,178	10,839,692
Marriott International, Inc. Class A	65,695	12,913,009
McDonald's Corp.	28,580	7,529,115
Penn Entertainment, Inc. (a)	73,900	1,696,005
Planet Fitness, Inc. (a)	44,900	2,208,182
Red Rock Resorts, Inc.	57,100	2,341,100
Yum! Brands, Inc.	83,900	10,482,466
		92,853,735
Household Durables - 0.2%
D.R. Horton, Inc.	33,300	3,578,751
Mohawk Industries, Inc. (a)	25,483	2,186,696
Newell Brands, Inc.	22,200	200,466
		5,965,913
Specialty Retail - 1.9%
Aritzia, Inc. (a)	91,600	1,593,601
Fast Retailing Co. Ltd.	9,900	2,156,371
Five Below, Inc. (a)	27,872	4,484,605
Lowe's Companies, Inc.	121,689	25,291,842
The Home Depot, Inc.	39,224	11,851,924
TJX Companies, Inc.	312,020	27,732,338
Valvoline, Inc.	123,219	3,972,581
		77,083,262
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	83,168	4,375,468
lululemon athletica, Inc. (a)	31,600	12,185,276
LVMH Moet Hennessy Louis Vuitton SE	3,300	2,490,941
NIKE, Inc. Class B	84,569	8,086,488
PVH Corp.	94,040	7,195,000
Tapestry, Inc.	151,997	4,369,914
		38,703,087
TOTAL CONSUMER DISCRETIONARY		421,771,685
CONSUMER STAPLES - 6.5%
Beverages - 2.1%
Boston Beer Co., Inc. Class A (a)	21,350	8,316,466
Brown-Forman Corp. Class B (non-vtg.)	2,300	132,687
Constellation Brands, Inc. Class A (sub. vtg.)	17,685	4,444,771
Diageo PLC	83,030	3,061,160
Duckhorn Portfolio, Inc. (a)	37,700	386,802
Keurig Dr. Pepper, Inc.	546,000	17,237,220
Monster Beverage Corp.	130,300	6,899,385
PepsiCo, Inc.	47,700	8,082,288
Primo Water Corp.	40,000	552,000
The Coca-Cola Co.	635,700	35,586,486
		84,699,265
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	75,600	3,839,417
BJ's Wholesale Club Holdings, Inc. (a)	55,500	3,961,035
Dollar General Corp.	41,030	4,340,974
Dollar Tree, Inc. (a)	18,400	1,958,680
Maplebear, Inc.	5,600	166,264
Performance Food Group Co. (a)	142,846	8,407,916
Sysco Corp.	32,400	2,140,020
Target Corp.	52,835	5,841,966
U.S. Foods Holding Corp. (a)	21,600	857,520
United Natural Foods, Inc. (a)	900	12,726
Walgreens Boots Alliance, Inc.	9,500	211,280
Walmart, Inc.	92,100	14,729,553
		46,467,351
Food Products - 0.7%
Archer Daniels Midland Co.	26,199	1,975,929
Bunge Ltd.	15,850	1,715,763
Conagra Brands, Inc.	49,400	1,354,548
Darling Ingredients, Inc. (a)	25,497	1,330,943
Freshpet, Inc. (a)	11,900	783,972
General Mills, Inc.	23,600	1,510,164
Laird Superfood, Inc. (a)	35,100	36,153
Lamb Weston Holdings, Inc.	4,400	406,824
Mondelez International, Inc.	166,200	11,534,280
Nomad Foods Ltd. (a)	267,582	4,072,598
Pilgrim's Pride Corp. (a)	2,300	52,509
The Hain Celestial Group, Inc. (a)	9,600	99,552
The Hershey Co.	1,000	200,080
The J.M. Smucker Co.	2,300	282,693
The Simply Good Foods Co. (a)	23,804	821,714
TreeHouse Foods, Inc. (a)	15,326	667,907
Tyson Foods, Inc. Class A	63,700	3,216,213
		30,061,842
Household Products - 1.4%
Colgate-Palmolive Co.	56,200	3,996,382
Energizer Holdings, Inc.	186,700	5,981,868
Kimberly-Clark Corp.	55,200	6,670,920
Procter & Gamble Co.	243,700	35,546,082
Reynolds Consumer Products, Inc.	97,548	2,500,155
		54,695,407
Personal Care Products - 0.5%
Edgewell Personal Care Co.	5,600	206,976
Estee Lauder Companies, Inc. Class A	49,300	7,126,315
Herbalife Ltd. (a)	97,300	1,361,227
Kenvue, Inc.	389,300	7,817,144
Olaplex Holdings, Inc. (a)	599,800	1,169,610
The Beauty Health Co. (a)(b)	149,304	898,810
		18,580,082
Tobacco - 0.6%
Altria Group, Inc.	248,500	10,449,425
British American Tobacco PLC (United Kingdom)	7,700	242,103
Philip Morris International, Inc.	126,400	11,702,112
		22,393,640
TOTAL CONSUMER STAPLES		256,897,587
ENERGY - 4.8%
Energy Equipment & Services - 0.6%
Core Laboratories, Inc. (b)	21,200	509,012
Diamond Offshore Drilling, Inc. (a)	45,500	667,940
Expro Group Holdings NV (a)	219,300	5,094,339
Noble Corp. PLC	14,500	734,425
Schlumberger Ltd.	113,100	6,593,730
TechnipFMC PLC	186,000	3,783,240
Valaris Ltd. (a)	18,200	1,364,636
Weatherford International PLC (a)	85,700	7,741,281
		26,488,603
Oil, Gas & Consumable Fuels - 4.2%
Africa Oil Corp.	1,905,100	3,829,135
Athabasca Oil Corp. (a)	1,206,800	3,864,959
Cheniere Energy, Inc.	7,900	1,311,084
Eco Atlantic Oil & Gas Ltd. (a)	1,319,500	189,437
Exxon Mobil Corp.	671,100	78,907,938
Hess Corp.	116,300	17,793,900
Imperial Oil Ltd.	233,200	14,363,712
Kosmos Energy Ltd. (a)	648,777	5,306,996
MEG Energy Corp. (a)	580,900	11,303,653
PBF Energy, Inc. Class A	30,600	1,638,018
Phillips 66 Co.	71,700	8,614,755
Shell PLC ADR	93,100	5,993,778
Southwestern Energy Co. (a)	143,000	922,350
Valero Energy Corp.	83,900	11,889,469
		165,929,184
TOTAL ENERGY		192,417,787
FINANCIALS - 12.9%
Banks - 4.3%
AIB Group PLC	364,080	1,639,774
Bank of America Corp.	655,113	17,936,994
Bank of Ireland Group PLC	485,700	4,770,474
BNP Paribas SA	87,744	5,579,314
Citigroup, Inc.	67,500	2,776,275
DNB Bank ASA	161,300	3,251,138
East West Bancorp, Inc.	110,700	5,834,997
JPMorgan Chase & Co.	462,530	67,076,101
KBC Group NV	30,600	1,913,288
KeyCorp	513,500	5,525,260
M&T Bank Corp.	50,518	6,388,001
Piraeus Financial Holdings SA (a)	887,300	2,636,055
PNC Financial Services Group, Inc.	61,800	7,587,186
Popular, Inc.	110,000	6,931,100
Sumitomo Mitsui Financial Group, Inc.	41,800	2,053,469
Wells Fargo & Co.	687,572	28,094,192
Zions Bancorp NA	26,900	938,541
		170,932,159
Capital Markets - 2.3%
Bank of New York Mellon Corp.	298,837	12,745,398
BlackRock, Inc. Class A	18,570	12,005,319
Brookfield Corp. Class A	112,896	3,530,258
Cboe Global Markets, Inc.	47,379	7,401,074
CME Group, Inc.	57,800	11,572,716
Interactive Brokers Group, Inc.	70,200	6,076,512
London Stock Exchange Group PLC	18,100	1,814,089
MarketAxess Holdings, Inc.	24,300	5,191,452
Morgan Stanley	170,700	13,941,069
Patria Investments Ltd.	238,500	3,477,330
State Street Corp.	1,430	95,753
StepStone Group, Inc. Class A	125,223	3,954,542
UBS Group AG	366,800	9,041,620
Virtu Financial, Inc. Class A	104,747	1,808,981
		92,656,113
Consumer Finance - 0.2%
NerdWallet, Inc. (a)	63,400	563,626
OneMain Holdings, Inc.	141,556	5,674,980
		6,238,606
Financial Services - 3.0%
Apollo Global Management, Inc.	139,987	12,565,233
Block, Inc. Class A (a)	246,800	10,923,368
Essent Group Ltd.	138,500	6,549,665
Fiserv, Inc. (a)	133,800	15,114,048
Global Payments, Inc.	86,900	10,027,391
MGIC Investment Corp.	193,471	3,229,031
Repay Holdings Corp. (a)	256,038	1,943,328
Shift4 Payments, Inc. (a)	59,754	3,308,579
UWM Holdings Corp. Class A (b)	412,174	1,999,044
Visa, Inc. Class A	221,300	50,901,213
Voya Financial, Inc.	36,800	2,445,360
Worldline SA (a)(c)	72,053	2,030,145
		121,036,405
Insurance - 3.1%
Arthur J. Gallagher & Co.	63,996	14,586,608
Beazley PLC	641,344	4,331,159
Chubb Ltd.	81,208	16,905,881
Direct Line Insurance Group PLC	1,555,215	3,267,526
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,326	5,980,378
Globe Life, Inc.	42,563	4,627,875
Hartford Financial Services Group, Inc.	154,128	10,929,216
Marsh & McLennan Companies, Inc.	85,404	16,252,381
Progressive Corp.	102,224	14,239,803
Prudential PLC	195,671	2,103,334
Reinsurance Group of America, Inc.	38,500	5,589,815
The Travelers Companies, Inc.	82,360	13,450,212
Unum Group	194,312	9,558,207
		121,822,395
TOTAL FINANCIALS		512,685,678
HEALTH CARE - 12.7%
Biotechnology - 2.2%
Acelyrin, Inc. (b)	75,000	762,750
Akero Therapeutics, Inc. (a)	72,000	3,641,760
Allogene Therapeutics, Inc. (a)	275,000	871,750
Alnylam Pharmaceuticals, Inc. (a)	8,400	1,487,640
Ambrx Biopharma, Inc. ADR (a)	50,000	575,000
Arcellx, Inc. (a)	32,000	1,148,160
Arcus Biosciences, Inc. (a)	45,000	807,750
Arcutis Biotherapeutics, Inc. (a)	73,500	390,285
Argenx SE ADR (a)	26,700	13,126,521
Ascendis Pharma A/S sponsored ADR (a)	60,000	5,618,400
Avidity Biosciences, Inc. (a)	100,000	638,000
Blueprint Medicines Corp. (a)	48,000	2,410,560
Celldex Therapeutics, Inc. (a)	50,000	1,376,000
Cerevel Therapeutics Holdings (a)	110,000	2,401,300
Cytokinetics, Inc. (a)	100,000	2,946,000
Generation Bio Co. (a)	60,400	228,916
Janux Therapeutics, Inc. (a)	45,000	453,600
Karuna Therapeutics, Inc. (a)	19,000	3,212,710
Keros Therapeutics, Inc. (a)	35,000	1,115,800
Legend Biotech Corp. ADR (a)	112,000	7,523,040
Morphic Holding, Inc. (a)	28,000	641,480
Nuvalent, Inc. Class A (a)	50,000	2,298,500
Poseida Therapeutics, Inc. (a)	230,000	547,400
PTC Therapeutics, Inc. (a)	5,198	116,487
Regeneron Pharmaceuticals, Inc. (a)	21,800	17,940,528
Repligen Corp. (a)	18,500	2,941,685
Sarepta Therapeutics, Inc. (a)	16,000	1,939,520
Shattuck Labs, Inc. (a)	5,000	7,600
Vaxcyte, Inc. (a)	100,000	5,098,000
Vera Therapeutics, Inc. (a)	75,000	1,028,250
Vertex Pharmaceuticals, Inc. (a)	3,200	1,112,768
Xencor, Inc. (a)	90,000	1,813,500
Xenon Pharmaceuticals, Inc. (a)	50,000	1,708,000
Zentalis Pharmaceuticals, Inc. (a)	65,000	1,303,900
		89,233,560
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	800,000	42,240,000
Edwards Lifesciences Corp. (a)	28,000	1,939,840
Glaukos Corp. (a)	50,000	3,762,500
ICU Medical, Inc. (a)	12,500	1,487,625
Inspire Medical Systems, Inc. (a)	21,000	4,167,240
Insulet Corp. (a)	45,000	7,177,050
Intuitive Surgical, Inc. (a)	8,500	2,484,465
iRhythm Technologies, Inc. (a)	12,800	1,206,528
Lantheus Holdings, Inc. (a)	16,000	1,111,680
Masimo Corp. (a)	67,000	5,874,560
Outset Medical, Inc. (a)	67,000	728,960
Penumbra, Inc. (a)	72,500	17,538,475
PROCEPT BioRobotics Corp. (a)	46,000	1,509,260
Stryker Corp.	20,800	5,684,016
Tandem Diabetes Care, Inc. (a)	18,000	373,860
		97,286,059
Health Care Providers & Services - 4.0%
Acadia Healthcare Co., Inc. (a)	64,000	4,499,840
agilon health, Inc. (a)	740,000	13,142,400
Alignment Healthcare, Inc. (a)	260,000	1,804,400
Centene Corp. (a)	150,000	10,332,000
Cigna Group	86,000	24,602,020
CVS Health Corp.	218,000	15,220,760
Elevance Health, Inc.	12,800	5,573,376
Humana, Inc.	11,500	5,594,980
LifeStance Health Group, Inc. (a)	400,000	2,748,000
Molina Healthcare, Inc. (a)	8,500	2,787,065
Privia Health Group, Inc. (a)	225,000	5,175,000
Surgery Partners, Inc. (a)	260,000	7,605,000
UnitedHealth Group, Inc.	115,400	58,183,526
		157,268,367
Health Care Technology - 0.2%
Evolent Health, Inc. (a)	18,500	503,755
Evolent Health, Inc. (d)	120,000	3,104,220
Phreesia, Inc. (a)	80,000	1,494,400
Veeva Systems, Inc. Class A (a)	15,000	3,051,750
		8,154,125
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)	157,230	6,485,738
Bruker Corp.	72,000	4,485,600
Danaher Corp.	139,500	34,609,950
Fortrea Holdings, Inc.	14,298	408,780
IQVIA Holdings, Inc. (a)	36,500	7,181,375
Lonza Group AG	4,500	2,081,462
Olink Holding AB ADR (a)	82,600	1,218,350
Thermo Fisher Scientific, Inc.	50,500	25,561,585
West Pharmaceutical Services, Inc.	12,000	4,502,520
		86,535,360
Pharmaceuticals - 1.7%
Arvinas Holding Co. LLC (a)	45,000	883,800
AstraZeneca PLC (United Kingdom)	76,500	10,318,664
Eli Lilly & Co.	59,500	31,959,235
Enliven Therapeutics, Inc. (a)	28,000	382,480
Merck & Co., Inc.	86,000	8,853,700
Novo Nordisk A/S Series B	18,000	1,638,923
Pharvaris BV (a)	60,000	1,252,200
Royalty Pharma PLC	128,000	3,473,920
Structure Therapeutics, Inc. (d)	33,186	414,493
Structure Therapeutics, Inc. ADR	17,200	867,224
UCB SA	36,500	2,992,240
Ventyx Biosciences, Inc. (a)	56,000	1,944,880
Verona Pharma PLC ADR (a)	40,000	652,000
		65,633,759
TOTAL HEALTH CARE		504,111,230
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	17,600	3,502,224
HEICO Corp. Class A	39,000	5,039,580
Howmet Aerospace, Inc.	209,000	9,666,250
L3Harris Technologies, Inc.	44,600	7,765,752
Lockheed Martin Corp.	26,000	10,632,960
Northrop Grumman Corp.	15,400	6,778,926
The Boeing Co. (a)	121,000	23,193,280
TransDigm Group, Inc. (a)	8,300	6,997,979
		73,576,951
Air Freight & Logistics - 0.4%
FedEx Corp.	54,000	14,305,680
Building Products - 0.8%
Carlisle Companies, Inc.	41,900	10,862,994
Trane Technologies PLC	97,400	19,763,434
		30,626,428
Commercial Services & Supplies - 0.7%
Cintas Corp.	31,300	15,055,613
Waste Connections, Inc. (United States)	94,900	12,745,070
		27,800,683
Construction & Engineering - 0.5%
EMCOR Group, Inc.	13,700	2,882,343
Willscot Mobile Mini Holdings (a)	378,500	15,741,815
		18,624,158
Electrical Equipment - 1.2%
AMETEK, Inc.	176,900	26,138,744
Eaton Corp. PLC	56,300	12,007,664
Nextracker, Inc. Class A	16,800	674,688
Regal Rexnord Corp.	38,200	5,458,016
Vertiv Holdings Co.	56,400	2,098,080
		46,377,192
Ground Transportation - 1.4%
CSX Corp.	406,700	12,506,025
Landstar System, Inc.	24,400	4,317,336
Old Dominion Freight Lines, Inc.	19,600	8,019,144
Uber Technologies, Inc. (a)	381,000	17,522,190
Union Pacific Corp.	66,700	13,582,121
		55,946,816
Machinery - 2.8%
AGCO Corp.	74,600	8,823,688
Caterpillar, Inc.	105,200	28,719,600
Chart Industries, Inc. (a)	26,400	4,464,768
Flowserve Corp.	308,900	12,284,953
Fortive Corp.	336,900	24,984,504
Graco, Inc.	71,200	5,189,056
IDEX Corp.	19,800	4,118,796
ITT, Inc.	66,700	6,530,597
Parker Hannifin Corp.	28,500	11,101,320
Snap-On, Inc.	21,300	5,432,778
		111,650,060
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	30,200	1,269,306
Genco Shipping & Trading Ltd. (b)	63,900	893,961
		2,163,267
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	108,500	4,014,500
Professional Services - 0.3%
Ceridian HCM Holding, Inc. (a)	64,100	4,349,185
ExlService Holdings, Inc. (a)	94,462	2,648,714
TransUnion Holding Co., Inc.	55,500	3,984,345
		10,982,244
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	31,400	1,237,474
W.W. Grainger, Inc.	4,200	2,905,728
		4,143,202
TOTAL INDUSTRIALS		400,211,181
INFORMATION TECHNOLOGY - 24.8%
Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp.	49,500	2,100,780
Corning, Inc.	235,200	7,166,544
TE Connectivity Ltd.	55,200	6,818,856
		16,086,180
IT Services - 2.0%
Akamai Technologies, Inc. (a)	27,000	2,876,580
Capgemini SA	75,200	13,121,933
Cognizant Technology Solutions Corp. Class A	189,100	12,809,634
EPAM Systems, Inc. (a)	27,100	6,929,199
GoDaddy, Inc. (a)	67,500	5,027,400
MongoDB, Inc. Class A (a)	30,800	10,652,488
Okta, Inc. (a)	15,600	1,271,556
Shopify, Inc. Class A (a)	98,100	5,353,317
Snowflake, Inc. (a)	75,400	11,518,858
Twilio, Inc. Class A (a)	148,400	8,685,852
Wix.com Ltd. (a)	18,600	1,707,480
		79,954,297
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (a)	87,910	9,038,906
Analog Devices, Inc.	196,900	34,475,221
Intel Corp.	255,700	9,090,135
Marvell Technology, Inc.	87,200	4,720,136
Microchip Technology, Inc.	102,800	8,023,540
Micron Technology, Inc.	376,300	25,599,689
NVIDIA Corp.	157,000	68,293,430
ON Semiconductor Corp. (a)	44,200	4,108,390
Skyworks Solutions, Inc.	35,900	3,539,381
SolarEdge Technologies, Inc. (a)	67,700	8,767,827
		175,656,655
Software - 12.6%
Adobe, Inc. (a)	104,200	53,131,580
Atlassian Corp. PLC (a)	54,100	10,901,691
Autodesk, Inc. (a)	84,600	17,504,586
Blackbaud, Inc. (a)	50,900	3,579,288
BlackLine, Inc. (a)	17,900	992,913
Constellation Software, Inc.	2,600	5,367,629
Constellation Software, Inc. warrants 8/22/28 (a)(e)	2,600	0
Datadog, Inc. Class A (a)	51,600	4,700,244
Elastic NV (a)	98,100	7,969,644
Five9, Inc. (a)	130,430	8,386,649
Gen Digital, Inc.	369,542	6,533,503
HubSpot, Inc. (a)	24,500	12,066,250
Klaviyo, Inc. Class A (b)	9,600	331,200
Microsoft Corp.	843,300	266,271,973
New Relic, Inc. (a)	17,000	1,455,540
Palo Alto Networks, Inc. (a)	54,100	12,683,204
PTC, Inc. (a)	71,200	10,087,616
Salesforce, Inc. (a)	235,100	47,673,578
Tenable Holdings, Inc. (a)	213,600	9,569,280
Workday, Inc. Class A (a)	77,900	16,736,815
Workiva, Inc. (a)	53,300	5,401,422
		501,344,605
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	1,245,700	213,276,297
Western Digital Corp. (a)	46,500	2,121,795
		215,398,092
TOTAL INFORMATION TECHNOLOGY		988,439,829
MATERIALS - 2.7%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	18,300	5,186,220
Ashland, Inc.	17,400	1,421,232
Cabot Corp.	40,200	2,784,654
Celanese Corp. Class A	42,000	5,271,840
Chemtrade Logistics Income Fund	219,200	1,303,984
Corteva, Inc.	89,700	4,589,052
Dow, Inc.	21,900	1,129,164
DuPont de Nemours, Inc.	61,300	4,572,367
Eastman Chemical Co.	6,800	521,696
Huntsman Corp.	28,200	688,080
Linde PLC	63,000	23,458,050
LyondellBasell Industries NV Class A	64,300	6,089,210
Nutrien Ltd.	18,400	1,136,309
Olin Corp.	44,700	2,234,106
Orion SA	23,300	495,824
RPM International, Inc.	5,400	511,974
The Chemours Co. LLC	116,000	3,253,800
Tronox Holdings PLC	204,500	2,748,480
Westlake Corp.	16,600	2,069,522
		69,465,564
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	6,500	2,668,120
Vulcan Materials Co.	13,700	2,767,674
		5,435,794
Containers & Packaging - 0.2%
Aptargroup, Inc.	26,700	3,338,568
Avery Dennison Corp.	10,700	1,954,569
Crown Holdings, Inc.	20,300	1,796,144
Greif, Inc. Class A	37,600	2,512,056
		9,601,337
Metals & Mining - 0.6%
Commercial Metals Co.	34,400	1,699,704
E3 Lithium Ltd. (a)(b)	76,300	175,828
First Quantum Minerals Ltd.	233,900	5,526,119
Franco-Nevada Corp.	12,300	1,642,083
Freeport-McMoRan, Inc.	172,900	6,447,441
Horizonte Minerals PLC (a)	409,400	626,884
Ivanhoe Mines Ltd. (a)	164,200	1,407,170
Major Drilling Group International, Inc. (a)	84,000	511,452
Reliance Steel & Aluminum Co.	10,000	2,622,300
Steel Dynamics, Inc.	11,400	1,222,308
		21,881,289
TOTAL MATERIALS		106,383,984
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	22,300	2,232,230
American Tower Corp.	36,900	6,068,205
Americold Realty Trust	108,000	3,284,280
Crown Castle International Corp.	85,100	7,831,753
CubeSmart	159,200	6,070,296
Digital Realty Trust, Inc.	36,600	4,429,332
EastGroup Properties, Inc.	9,400	1,565,382
Equinix, Inc.	11,650	8,460,929
Equity Lifestyle Properties, Inc.	54,400	3,465,824
Essex Property Trust, Inc.	19,400	4,114,546
Extra Space Storage, Inc.	7,600	924,008
Four Corners Property Trust, Inc.	146,900	3,259,711
Invitation Homes, Inc.	91,900	2,912,311
Lamar Advertising Co. Class A	25,200	2,103,444
Mid-America Apartment Communities, Inc.	37,100	4,772,915
Outfront Media, Inc.	69,000	696,900
Prologis (REIT), Inc.	107,965	12,114,753
Ryman Hospitality Properties, Inc.	34,300	2,856,504
SITE Centers Corp.	205,100	2,528,883
Spirit Realty Capital, Inc.	52,400	1,756,972
Tanger Factory Outlet Centers, Inc.	71,100	1,606,860
Terreno Realty Corp.	29,100	1,652,880
UDR, Inc.	60,300	2,150,901
Urban Edge Properties	152,700	2,330,202
Ventas, Inc.	143,000	6,024,590
VICI Properties, Inc.	21,500	625,650
Welltower, Inc.	51,700	4,235,264
		100,075,525
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	56,500	4,173,090
CoStar Group, Inc. (a)	18,200	1,399,398
Doma Holdings, Inc. Class A (a)(b)	44,408	225,593
Jones Lang LaSalle, Inc. (a)	10,300	1,454,154
Zillow Group, Inc. Class C (a)	36,400	1,680,224
		8,932,459
TOTAL REAL ESTATE		109,007,984
UTILITIES - 2.3%
Electric Utilities - 1.5%
Constellation Energy Corp.	63,173	6,890,911
Duke Energy Corp.	29,100	2,568,366
Edison International	74,800	4,734,092
Entergy Corp.	29,700	2,747,250
FirstEnergy Corp.	89,400	3,055,692
Fortum Corp.	19,300	224,352
NextEra Energy, Inc.	206,165	11,811,193
NRG Energy, Inc.	60,700	2,338,164
PG&E Corp. (a)	510,457	8,233,671
Pinnacle West Capital Corp.	24,300	1,790,424
PPL Corp.	127,100	2,994,476
Southern Co.	212,300	13,740,056
		61,128,647
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class A	11,800	235,056
Energy Harbor Corp. (a)	18,700	1,496,000
NextEra Energy Partners LP	27,800	825,660
Sunnova Energy International, Inc. (a)(b)	18,900	197,883
The AES Corp.	143,600	2,182,720
Vistra Corp.	98,400	3,264,912
		8,202,231
Multi-Utilities - 0.5%
Dominion Energy, Inc.	41,700	1,862,739
DTE Energy Co.	25,200	2,501,856
NiSource, Inc.	116,300	2,870,284
Public Service Enterprise Group, Inc.	63,700	3,625,167
Sempra	107,800	7,333,634
		18,193,680
Water Utilities - 0.1%
American Water Works Co., Inc.	18,400	2,278,472
TOTAL UTILITIES		89,803,030
TOTAL COMMON STOCKS (Cost $3,967,929,160)		3,912,254,112

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Saluda Medical, Inc. Series E (d)(e) (Cost $607,788)	75,279	609,007

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
FINANCIALS - 0.1%
Financial Services - 0.1%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $1,744,863)	2,525,000	1,884,408

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.36% to 5.38% 12/7/23 to 12/28/23 (g) (Cost $910,229)	920,000	910,319

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	51,999,603	52,010,003
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	8,050,120	8,050,925
TOTAL MONEY MARKET FUNDS (Cost $60,060,928)		60,060,928

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,031,252,968)	3,975,718,774
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,433,905
NET ASSETS - 100.0%	3,977,152,679

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	79	Dec 2023	17,085,725	(33,479)	(33,479)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,030,145 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,127,720 or 0.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $910,319.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Evolent Health, Inc.	3/28/23	3,480,000

Saluda Medical, Inc. Series E	4/06/23	607,788

Structure Therapeutics, Inc.	9/29/23	414,493

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	29,677,895	760,459,091	738,126,983	1,899,758	-	-	52,010,003	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	6,805,625	87,131,594	85,886,294	98,294	-	-	8,050,925	0.0%
Total	36,483,520	847,590,685	824,013,277	1,998,052	-	-	60,060,928

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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